COLUMBIA NEWPORT GREATER CHINA FUND
                                     COLUMBIA GLOBAL EQUITY FUND
                                   COLUMBIA NEWPORT ASIA PACIFIC FUND
                                           COLUMBIA EUROPE FUND
                                  COLUMBIA INTERNATIONAL EQUITY FUND
                              (each a "Fund," and collectively the "Funds")

                                      Supplement to the Prospectuses
                                          Class A, B and C Shares


1. Effective January 3, 2005, the following disclosure, the "Shareholder Fees" disclosure under the heading "YOUR EXPENSES" will be revised in its entirety as follows:

Shareholder Fees(1) (paid directly from your investment)

                                                              Class A          Class B         Class C
   Maximum sales charge (load) on purchases (%)
   (as a percentage of the offering price)                      5.75            0.00            0.00
   ------------------------------------------------------ ----------------- -------------- ----------------
   Maximum deferred sales charge (load) on redemptions
   (%) (as a percentage of the lesser of purchase price
   or redemption price)                                       1.00(2)           5.00            1.00
   ------------------------------------------------------ ----------------- -------------- ----------------
   Redemption fee (%) (as a percentage of
   amount redeemed, if applicable)                             (3)(4)          (3)(4)          (3)(4)

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.
(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.
(3)      There is a $7.50 charge for wiring sale proceeds to your bank.
(4) A redemption fee of 2.00% may be charged on shares that were owned for 60 days or less. For more information, see "Fund
         Policy on Trading of Fund Shares" below.

2. Effective January 3, 2005, the following disclosure will replace similar disclosure under the heading "SALES CHARGES":


SALES CHARGES
-------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus - Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class
C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class
Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

Class A shares Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


Class A Sales Charges


                                                                                       % of offering price
                                        As a % of the public       As a % of your          retained by
   Amount purchased                        offering price            investment         financial advisor
   Less than $50,000                            5.75                    6.10                  5.00
   ---------------------------------- ------------------------- --------------------- ----------------------
   $50,000 to less than $100,000                4.50                    4.71                  3.75
   ---------------------------------- ------------------------- --------------------- ----------------------
   ---------------------------------- ------------------------- --------------------- ----------------------
   $100,000 to less than $250,000               3.50                    3.63                  2.75
   ---------------------------------- ------------------------- --------------------- ----------------------
   ---------------------------------- ------------------------- --------------------- ----------------------
   $250,000 to less than $500,000               2.50                    2.56                  2.00
   ---------------------------------- ------------------------- --------------------- ----------------------
   ---------------------------------- ------------------------- --------------------- ----------------------
   $500,000 to less than $1,000,000             2.00                    2.04                  1.75
   ---------------------------------- ------------------------- --------------------- ----------------------
   ---------------------------------- ------------------------- --------------------- ----------------------
   $1,000,000 or more                           0.00                    0.00                  0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:


Purchases Over $1 Million


  ----------------------------------------------
  Amount purchased                                                      Commission %
  ----------------------------------------------
  Less than $3 million                                                      1.00
  ---------------------------------------------- ------------------------------------------------------------
  ---------------------------------------------- ------------------------------------------------------------
  $3 million to less than $5 million                                        0.80
  ---------------------------------------------- ------------------------------------------------------------
  ---------------------------------------------- ------------------------------------------------------------
  $5 million to less than $25 million                                       0.50
  ---------------------------------------------- ------------------------------------------------------------
  ---------------------------------------------- ------------------------------------------------------------
  $25 million or more                                                       0.25
  ----------------------------------------------

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.

3. Effective January 3, 2005, the disclosure under the heading "HOW TO EXCHANGE SHARES" will be revised in its entirety as follows:

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

4. Effective January 3, 2005, the chart included under the heading "HOW TO SELL SHARES" will be revised in its entirety as follows:


Outlined below are the various options for seeling shares

  Method              Instructions
  Through your        You may call your financial advisor to place your sell order. To
  financial           receive the current trading day's price, your financial
  advisor             advisor must receive your request prior to the close of
                      regular trading on the NYSE, usually 4:00
                      p.m. Eastern time. Your financial advisor may charge you
                      fees for executing a redemption for you.
  ------------------- --------------------------------------------------------------------------------------
  ------------------- --------------------------------------------------------------------------------------
  By exchange         You or your financial advisor may sell shares of
                      the Fund by exchanging from the Fund into the same share
                      class (and, in some cases, certain other classes) of
                      another fund distributed by Columbia Funds Distributor,
                      Inc. at no additional cost. To exchange by telephone, call
                      1-800-422-3737.
  ------------------- --------------------------------------------------------------------------------------
  ------------------- --------------------------------------------------------------------------------------
  By telephone        You or your financial advisor may sell shares of
                      the Fund by telephone and request that a check be sent to
                      your address of record by calling 1-800-422-3737, unless
                      you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is
                      $100,000 in a 30-day period. You do not need to set up
                      this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call
                      1-800-799-7526.
  ------------------- --------------------------------------------------------------------------------------
  ------------------- --------------------------------------------------------------------------------------
  By mail             You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                      address below.  In your letter of instruction, note
                      the Fund's name, share class, account number, and the
                      dollar value or number of shares you wish to sell.  All
                      account owners must sign the letter.  Signatures must
                      be guaranteed by either a bank, a member firm of a
                      national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee
                      Program for amounts over $100,000 or for alternate payee
                      or mailing instructions. Additional documentation is
                      required for sales by corporations, agents, fiduciaries,
                      surviving joint owners and individual retirement account
                      owners.  For details, call 1-800-345-6611.

                      Mail your letter of instruction to Columbia Funds
                      Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
  ------------------- --------------------------------------------------------------------------------------
  ------------------- --------------------------------------------------------------------------------------
  By wire             You may sell shares of the Fund and request that the
                      proceeds be wired to your bank. You must set up this
                      feature prior to your request. Be sure to complete the
                      appropriate section of the account application for this
                      feature.
  ------------------- --------------------------------------------------------------------------------------
  ------------------- --------------------------------------------------------------------------------------
  By systematic       You may automatically sell a specified dollar amount or
  withdrawal plan     percentage of your account on a monthly, quarterly or
                      semi-annual basis and have the proceeds sent to you if
                      your account balance is at least $5,000. This feature is
                      not available if you hold your shares in certificate form.
                      All dividend and capital gains distributions must be
                      reinvested. Be sure to complete the appropriate section of the account application for this feature.
  ------------------- --------------------------------------------------------------------------------------
  ------------------- --------------------------------------------------------------------------------------
  By electronic       You may sell shares of the Fund and request that the proceeds be electronically
  funds transfer      transferred to your bank.  Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                      request. Be sure to complete the appropriate section of
                      the account application for this feature.

5. Effective January 3, 2005, the following disclosure will be added under the heading "FUND POLICY ON TRADING OF FUND SHARES":


The Funds will assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds of Fund shares that are redeemed (either by selling shares or exchanging into another Columbia Fund) within 60 days of their purchase. The redemption fee is paid to the Fund.

The redemption fee is imposed on Fund shares redeemed (including redemptions by exchange) within 60 days of purchase. In determining which shares are being redeemed, we generally apply a first-in, first-out approach. For Fund shares acquired by exchange, the holding period prior to the exchange will not be considered in determining whether to assess the redemption fee.

The redemption fee will not be imposed if you qualify for a waiver and the Fund has received proper notification, unless the waiver is automatic as noted below. We'll redeem any shares that are eligible for a waiver first.

A Fund shareholder won't pay an otherwise applicable redemption fee on any of the following transactions:

o shares sold following the death or disability (as defined in the tax code) of the shareholder, including a registered joint owner

o shares sold by or distributions from participant directed retirement plans, such as 401(k), 403(b) 457, Keogh, profit sharing, and money purchase pension accounts, where the Fund does not have access to information about the individual participant account activity, except where the Fund has received an indication that the plan administrator is able to assess the redemption fee to the appropriate accounts (automatic)

o shares sold by certain investment funds, including those that Columbia Management Advisors or its affiliates may manage (automatic)

o shares sold as part of an automatic rebalancing within an asset allocation program or by certain wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Fund that the program is not designed to be a vehicle for market timing

o shares sold by accounts maintained by a financial institution or intermediary where the Fund has received information reasonably satisfactory to the Fund indicating that the financial institution or intermediary maintaining the account is unable for administrative reasons to assess the redemption fee to underlying shareholders

o shares sold by an account which has demonstrated a hardship, such as a medical emergency, as determined in the absolute discretion of the Fund

o        shares that were purchased by reinvested dividends (automatic)

o        the following retirement plan distributions:

o lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan)

o distributions from an individual retirement account (IRA) or Custodial Account under Section 403(b)(7) of the tax code, following attainment of age 59 1/2

The Fund also has the discretion to waive the 2.00% redemption fee if the Fund is in jeopardy of failing the 90% income test or losing its RIC qualification for tax purposes.

As described above, certain intermediaries do not assess redemption fees to certain categories of redemptions that do not present significant market timing concerns (such as automatic withdrawal plan redemptions). In these situations, the Fund's ability to assess redemption fees is generally limited by the intermediary's policies and, accordingly, no redemption fees will be assessed on such redemptions.


G-36/492T-1004
                                                               November 1, 2004